Fees Summary	Jan. 15, 2026 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 995,620,000.00
Previously Paid Amount	0.00
Total Fee Amount	137,495.12
Total Offset Amount	0.00
Net Fee	$ 137,495.12
Narrative - Max Aggregate Offering Amount | shares	995,620,000
Final Prospectus	true